INVENTORY, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Increase in inventory	$ 804
Inventories recognized as expense during the period	$ 12,701	$ 1,017